Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Tennessee Location	Apr. 30, 2012 Tennessee	Apr. 29, 2011 Noncontrolling Interest	Dec. 31, 2012 Noncontrolling Interest	Dec. 31, 2012 Carrier Enterprise I	Jul. 02, 2012 Carrier Enterprise I	Jul. 01, 2009 Carrier Enterprise I	Apr. 29, 2011 Carrier Enterprise II Y Location	Dec. 31, 2012 Carrier Enterprise II	Dec. 31, 2011 Carrier Enterprise II	Apr. 29, 2011 Carrier Enterprise II Difference Between Fair Value And Carrying Value	Dec. 31, 2011 Carrier Enterprise II Customer Relationships	Apr. 29, 2011 Carrier Enterprise II Customer Relationships	Apr. 27, 2012 Carrier Enterprise III Location	Apr. 27, 2012 Carrier Enterprise III Customer Relationships	Apr. 27, 2012 UTC Canada	Dec. 31, 2010 Carrier Enterprise Mexico Location	Jul. 29, 2011 Carrier Enterprise Mexico
Business Acquisition [Line Items]
Controlling interest						60.00%		60.00%	60.00%	60.00%					60.00%				60.00%
Non-controlling interest, ownership percentage				40.00%				40.00%				40.00%			40.00%
Option to acquire interests, percentage						10.00%		10.00%
Percentage of additional ownership acquired							10.00%
Cash consideration			$ 2,406				$ 51,881		$ 35,700						$ 82,158				$ 9,000
Option to purchase additional interest, date						2014-07-01
Number of locations contributed to joint venture by noncontrolling interest									28						35
Number of locations contributed to joint venture by controlling interest									14
Purchase price									49,229						173,739
Consideration for contribution of locations in joint venture									14,769			7,061
Approximate net working capital adjustment included in final purchase price									1,240								1,669
Goodwill and intangibles, purchase price allocation									32,957						216,463
Fair value of acquired intangible assets									20,600						151,172
Identified intangible assets, trade names and distribution rights									13,400						95,515
Identified intangible assets, customer relationships														7,200		55,657
Finite-lived intangible assets, average useful life, in years													12 years		15 years
Period available for tax deductions related to acquired goodwill (in years)									15
Consideration for contribution of locations in joint venture	104,244			7,708	104,244
Number of locations acquired		2																7
Revenues																		75,000
Shares issued to UTC Canada Corporation, an affiliate of Carrier Corporation																	1,250,000
Fair value of shares issued to UTC Canada Corporation																	93,250
Percent of tax basis of acquired goodwill amortized at a rate of 7%															75.00%
Goodwill amortization rate															7.00%
Transaction costs included in selling, general and administrative expenses										$ 1,200	$ 1,200